Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.6%)
Sovereign Bonds (0.6%)
	Republic of Angola	9.500%	11/12/25	2,750	2,503
	Republic of Angola	8.250%	5/9/28	3,375	2,856
1	Republic of Angola	8.000%	11/26/29	3,200	2,676
1	Republic of Angola	9.375%	5/8/48	400	329
	Republic of Angola	9.375%	5/8/48	2,500	2,046
1	Republic of Angola	9.125%	11/26/49	2,300	1,886
Total Angola (Cost $14,987)					12,296
Argentina (1.8%)
Sovereign Bonds (1.8%)
5	Argentine Republic	5.625%	1/26/22	5,700	2,508
5	Argentine Republic	4.625%	1/11/23	3,186	1,402
5	Argentine Republic	7.500%	4/22/26	11,035	4,718
5	Argentine Republic	6.875%	1/26/27	7,080	2,965
5	Argentine Republic	5.875%	1/11/28	7,663	3,199
5	Argentine Republic	6.625%	7/6/28	2,261	947
2, 5	Argentine Republic	8.280%	12/31/33	1,678	839
5	Argentine Republic	8.280%	12/31/33	7,675	3,876
5	Argentine Republic	7.125%	7/6/36	3,331	1,407
5	Argentine Republic	3.750%	12/31/38	8,914	3,710
5	Argentine Republic	7.625%	4/22/46	4,775	2,017
5	Argentine Republic	6.875%	1/11/48	5,375	2,204
5	Argentine Republic	7.125%	6/28/17	4,825	1,990
2	YPF SA	8.750%	4/4/24	2,720	2,418
	YPF SA	8.500%	7/28/25	2,712	2,251
Total Argentina (Cost $62,861)					36,451
Armenia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Armenia	7.150%	3/26/25	900	1,023
1	Republic of Armenia	3.950%	9/26/29	500	494
	Republic of Armenia	3.950%	9/26/29	400	395
Total Armenia (Cost $1,847)					1,912
Azerbaijan (0.4%)
Sovereign Bonds (0.4%)
1	Republic of Azerbaijan	4.750%	3/18/24	200	216
	Republic of Azerbaijan	4.750%	3/18/24	2,200	2,372
1,2	Republic of Azerbaijan	3.500%	9/1/32	700	696
2	Republic of Azerbaijan	3.500%	9/1/32	1,350	1,343
3	Southern Gas Corridor CJSC	6.875%	3/24/26	3,400	3,997

Total Azerbaijan (Cost $8,051)					8,624
Bahamas (0.1%)
Sovereign Bonds (0.1%)
2	Commonwealth of the Bahamas	6.000%	11/21/28	500	454
1,2	Commonwealth of the Bahamas	6.000%	11/21/28	850	772
Total Bahamas (Cost $1,408)					1,226
Bahrain (1.5%)
Sovereign Bonds (1.5%)
	CBB International Sukuk Co. 5 SPC	5.624%	2/12/24	1,750	1,831
	CBB International Sukuk Co. 6 SPC	5.250%	3/20/25	1,400	1,465
	CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	1,900	2,129
1	CBB International Sukuk Programme Co.
	SPC	6.250%	11/14/24	1,750	1,894
	CBB International Sukuk Programme Co.
	SPC	4.500%	3/30/27	200	201
1	CBB International Sukuk Programme Co.
	SPC	4.500%	3/30/27	800	806
1	Kingdom of Bahrain	6.125%	7/5/22	2,600	2,714
	Kingdom of Bahrain	6.125%	8/1/23	2,575	2,739
1	Kingdom of Bahrain	6.125%	8/1/23	150	160
	Kingdom of Bahrain	7.000%	1/26/26	1,950	2,185
	Kingdom of Bahrain	7.000%	10/12/28	2,900	3,241
	Kingdom of Bahrain	6.750%	9/20/29	3,400	3,759
1	Kingdom of Bahrain	6.750%	9/20/29	250	276
1	Kingdom of Bahrain	7.375%	5/14/30	1,750	2,001
1	Kingdom of Bahrain	5.625%	9/30/31	1,900	1,919
	Kingdom of Bahrain	6.000%	9/19/44	2,200	2,166
	Kingdom of Bahrain	7.500%	9/20/47	1,200	1,339
Total Bahrain (Cost $29,861)					30,825
Belarus (0.3%)
Sovereign Bonds (0.3%)
	Republic of Belarus	6.875%	2/28/23	1,475	1,490
1	Republic of Belarus	5.875%	2/24/26	900	872
	Republic of Belarus	7.625%	6/29/27	1,000	1,041
	Republic of Belarus	6.200%	2/28/30	1,000	961
1	Republic of Belarus	6.378%	2/24/31	1,350	1,302
Total Belarus (Cost $5,802)					5,666
Belize (0.0%)
Sovereign Bonds (0.0%)
2	Belize	4.938%	2/20/34	1,000	412
Total Belize (Cost $686)					412
Bermuda (0.2%)
Sovereign Bonds (0.2%)
	Bermuda	4.854%	2/6/24	1,000	1,096
2	Bermuda	3.717%	1/25/27	1,350	1,462
1,2	Bermuda	4.750%	2/15/29	800	934
2	Bermuda	4.750%	2/15/29	200	234
Total Bermuda (Cost $3,447)					3,726
Bolivia (0.2%)
Sovereign Bonds (0.2%)
	Plurinational State of Bolivia	4.875%	10/29/22	800	781
	Plurinational State of Bolivia	5.950%	8/22/23	800	792

2	Plurinational State of Bolivia	4.500%	3/20/28	600	533
1,2	Plurinational State of Bolivia	4.500%	3/20/28	1,200	1,068
Total Bolivia (Cost $3,439)					3,174
Brazil (6.1%)
Sovereign Bonds (6.1%)
	Banco do Brasil SA	3.875%	10/10/22	3,126	3,204
	Cemig Geracao e Transmissao SA	9.250%	12/5/24	2,800	3,147
	Federative Republic of Brazil	2.625%	1/5/23	3,861	3,972
	Federative Republic of Brazil	8.875%	4/15/24	2,125	2,656
	Federative Republic of Brazil	4.250%	1/7/25	7,928	8,503
	Federative Republic of Brazil	8.750%	2/4/25	477	593
	Federative Republic of Brazil	2.875%	6/6/25	2,100	2,102
	Federative Republic of Brazil	6.000%	4/7/26	4,180	4,917
	Federative Republic of Brazil	10.125%	5/15/27	1,456	1,978
2	Federative Republic of Brazil	4.625%	1/13/28	5,552	6,057
2	Federative Republic of Brazil	4.500%	5/30/29	3,300	3,547
	Federative Republic of Brazil	3.875%	6/12/30	3,700	3,698
	Federative Republic of Brazil	8.250%	1/20/34	2,589	3,570
	Federative Republic of Brazil	7.125%	1/20/37	2,936	3,765
	Federative Republic of Brazil	5.625%	1/7/41	3,877	4,381
	Federative Republic of Brazil	5.000%	1/27/45	5,886	6,217
	Federative Republic of Brazil	5.625%	2/21/47	5,183	5,928
2	Federative Republic of Brazil	4.750%	1/14/50	4,335	4,470
	Petrobras Global Finance BV	6.250%	3/17/24	2,860	3,132
	Petrobras Global Finance BV	5.299%	1/27/25	3,706	4,002
	Petrobras Global Finance BV	8.750%	5/23/26	3,598	4,493
	Petrobras Global Finance BV	7.375%	1/17/27	4,220	4,943
	Petrobras Global Finance BV	5.999%	1/27/28	4,813	5,282
	Petrobras Global Finance BV	5.750%	2/1/29	2,925	3,148
1	Petrobras Global Finance BV	5.093%	1/15/30	7,402	7,643
	Petrobras Global Finance BV	5.600%	1/3/31	2,900	3,016
	Petrobras Global Finance BV	7.250%	3/17/44	2,955	3,402
	Petrobras Global Finance BV	6.900%	3/19/49	3,600	4,027
	Petrobras Global Finance BV	6.750%	6/3/50	3,000	3,210
	Petrobras Global Finance BV	6.850%	6/5/15	4,705	4,958
Total Brazil (Cost $115,133)					123,961
Cameroon (0.1%)
Sovereign Bonds (0.1%)
2	Republic of Cameroon	9.500%	11/19/25	1,350	1,412
Total Cameroon (Cost $1,400)					1,412
Chile (1.2%)
Sovereign Bonds (1.2%)
1	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	200	219
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	2,300	2,536
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	3,400	3,772
	Republic of Chile	3.125%	1/21/26	1,290	1,436
2	Republic of Chile	3.240%	2/6/28	3,350	3,737
	Republic of Chile	2.450%	1/31/31	3,300	3,475
2	Republic of Chile	2.550%	1/27/32	900	963
	Republic of Chile	3.860%	6/21/47	2,450	3,117
2	Republic of Chile	3.500%	1/25/50	3,950	4,806

Total Chile (Cost $21,639)					24,061
China (4.2%)
Sovereign Bonds (4.2%)
	Bank of China Ltd.	5.000%	11/13/24	5,850	6,577
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	3,100	3,438
2	China Construction Bank Corp.	4.250%	2/27/29	3,036	3,277
	CNAC HK Finbridge Co. Ltd.	3.500%	7/19/22	2,998	3,099
	CNAC HK Finbridge Co. Ltd.	4.125%	7/19/27	680	759
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	2,300	2,745
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	3,314	3,654
1	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,600	1,676
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,324	3,496
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	2,626	2,889
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,760	3,059
	Export-Import Bank of China	3.625%	7/31/24	2,777	3,045
2	Huarong Finance 2017 Co. Ltd.	4.500%	12/31/49	1,050	1,066
	Huarong Finance II Co. Ltd.	3.625%	11/22/21	400	407
2	Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,188
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	3,650	4,162
	People's Republic of China	2.125%	11/2/22	2,473	2,557
	People's Republic of China	3.250%	10/19/23	2,900	3,139
	People's Republic of China	1.950%	12/3/24	6,000	6,314
	People's Republic of China	2.625%	11/2/27	1,751	1,916
	People's Republic of China	3.500%	10/19/28	300	354
	People's Republic of China	2.125%	12/3/29	4,250	4,620
	People's Republic of China	2.750%	12/3/39	500	550
	People's Republic of China	4.000%	10/19/48	1,100	1,515
1	Sinopec Group Overseas Development
	2012 Ltd.	3.900%	5/17/22	1,569	1,644
	Sinopec Group Overseas Development
	2012 Ltd.	3.900%	5/17/22	1,000	1,051
	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	2,693	2,963
	Sinopec Group Overseas Development
	2015 Ltd.	3.250%	4/28/25	2,800	3,053
1	Sinopec Group Overseas Development
	2018 Ltd.	2.700%	5/13/30	2,800	2,991
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	2,870	3,191
1	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	800	895
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,275	3,686
Total China (Cost $79,622)					84,976
Colombia (3.6%)
Sovereign Bonds (3.6%)
	Ecopetrol SA	5.875%	9/18/23	2,885	3,184
	Ecopetrol SA	4.125%	1/16/25	300	312
	Ecopetrol SA	5.375%	6/26/26	2,940	3,245
	Ecopetrol SA	6.875%	4/29/30	3,200	3,816
	Ecopetrol SA	7.375%	9/18/43	100	129
	Ecopetrol SA	5.875%	5/28/45	3,505	3,965
2	Republic of Colombia	2.625%	3/15/23	1,960	2,014
	Republic of Colombia	4.000%	2/26/24	3,645	3,896
	Republic of Colombia	8.125%	5/21/24	1,880	2,294
2	Republic of Colombia	4.500%	1/28/26	2,767	3,084
2	Republic of Colombia	3.875%	4/25/27	4,425	4,816
2	Republic of Colombia	4.500%	3/15/29	3,700	4,185

2	Republic of Colombia	3.000%	1/30/30	2,900	2,957
2	Republic of Colombia	3.125%	4/15/31	2,000	2,047
	Republic of Colombia	7.375%	9/18/37	2,957	4,292
	Republic of Colombia	6.125%	1/18/41	4,532	6,058
2	Republic of Colombia	5.625%	2/26/44	4,584	5,960
2	Republic of Colombia	5.000%	6/15/45	8,150	10,013
	Republic of Colombia	5.200%	5/15/49	2,870	3,683
2	Republic of Colombia	4.125%	5/15/51	2,700	2,951
Total Colombia (Cost $66,167)					72,901
Costa Rica (0.4%)
Sovereign Bonds (0.4%)
	Republic of Costa Rica	4.250%	1/26/23	2,282	2,181
	Republic of Costa Rica	4.375%	4/30/25	700	645
1,2	Republic of Costa Rica	6.125%	2/19/31	1,750	1,595
	Republic of Costa Rica	5.625%	4/30/43	800	650
	Republic of Costa Rica	7.000%	4/4/44	1,930	1,718
	Republic of Costa Rica	7.158%	3/12/45	2,351	2,103
Total Costa Rica (Cost $9,578)					8,892
Cote d'Ivoire (0.3%)
Sovereign Bonds (0.3%)
2	Republic of Cote d'Ivoire	6.375%	3/3/28	1,700	1,731
2	Republic of Cote d'Ivoire	5.750%	12/31/32	2,178	2,103
2	Republic of Cote d'Ivoire	6.125%	6/15/33	2,300	2,243
Total Cote d'Ivoire (Cost $6,007)					6,077
Croatia (0.3%)
Sovereign Bonds (0.3%)
	Republic of Croatia	5.500%	4/4/23	2,600	2,889
	Republic of Croatia	6.000%	1/26/24	3,235	3,750
Total Croatia (Cost $6,274)					6,639
Dominican Republic (1.5%)
Sovereign Bonds (1.5%)
	Dominican Republic	6.600%	1/28/24	875	946
2	Dominican Republic	5.875%	4/18/24	1,850	1,940
	Dominican Republic	5.500%	1/27/25	2,660	2,766
	Dominican Republic	6.875%	1/29/26	2,895	3,186
	Dominican Republic	5.950%	1/25/27	3,000	3,176
1	Dominican Republic	6.000%	7/19/28	800	850
	Dominican Republic	6.000%	7/19/28	1,519	1,613
1	Dominican Republic	4.500%	1/30/30	1,600	1,544
	Dominican Republic	7.450%	4/30/44	2,565	2,883
2	Dominican Republic	6.850%	1/27/45	3,744	3,951
1	Dominican Republic	6.500%	2/15/48	525	533
	Dominican Republic	6.500%	2/15/48	700	712
1	Dominican Republic	6.400%	6/5/49	2,145	2,169
	Dominican Republic	6.400%	6/5/49	750	757
1	Dominican Republic	5.875%	1/30/60	2,650	2,528
	Dominican Republic	5.875%	1/30/60	500	477
Total Dominican Republic (Cost $30,046)					30,031
Ecuador (0.8%)
Sovereign Bonds (0.8%)
5	Republic of Ecuador	10.750%	3/28/22	4,400	2,401
5	Republic of Ecuador	8.750%	6/2/23	2,100	1,110
5	Republic of Ecuador	7.950%	6/20/24	3,200	1,739

1, 5	Republic of Ecuador	7.875%	3/27/25	500	255
5	Republic of Ecuador	7.875%	3/27/25	200	102
5	Republic of Ecuador	9.650%	12/13/26	3,850	1,954
5	Republic of Ecuador	9.625%	6/2/27	1,900	965
5	Republic of Ecuador	8.875%	10/23/27	4,600	2,340
1, 5	Republic of Ecuador	7.875%	1/23/28	4,000	1,993
5	Republic of Ecuador	7.875%	1/23/28	1,300	648
1, 5	Republic of Ecuador	10.750%	1/31/29	3,600	1,823
1, 5	Republic of Ecuador	9.500%	3/27/30	2,000	1,035
5	Republic of Ecuador	9.500%	3/27/30	400	207
Total Ecuador (Cost $31,411)					16,572
Egypt (2.1%)
Sovereign Bonds (2.1%)
	Arab Republic of Egypt	6.125%	1/31/22	4,453	4,563
	Arab Republic of Egypt	5.577%	2/21/23	1,950	2,002
1	Arab Republic of Egypt	4.550%	11/20/23	800	795
	Arab Republic of Egypt	6.200%	3/1/24	1,000	1,028
1	Arab Republic of Egypt	5.750%	5/29/24	2,800	2,821
	Arab Republic of Egypt	5.875%	6/11/25	2,475	2,498
	Arab Republic of Egypt	7.500%	1/31/27	3,850	4,015
	Arab Republic of Egypt	6.588%	2/21/28	2,225	2,190
	Arab Republic of Egypt	7.600%	3/1/29	3,850	3,921
1	Arab Republic of Egypt	7.053%	1/15/32	1,350	1,279
	Arab Republic of Egypt	7.053%	1/15/32	3,000	2,839
	Arab Republic of Egypt	6.875%	4/30/40	800	730
	Arab Republic of Egypt	8.500%	1/31/47	4,380	4,317
	Arab Republic of Egypt	7.903%	2/21/48	2,500	2,296
	Arab Republic of Egypt	8.700%	3/1/49	3,150	3,110
1	Arab Republic of Egypt	8.875%	5/29/50	3,500	3,496
	Arab Republic of Egypt	8.875%	5/29/50	200	200
1	Arab Republic of Egypt	8.150%	11/20/59	800	744
Total Egypt (Cost $43,684)					42,844
El Salvador (0.6%)
Sovereign Bonds (0.6%)
	Republic of El Salvador	7.750%	1/24/23	1,649	1,619
	Republic of El Salvador	5.875%	1/30/25	1,218	1,098
1	Republic of El Salvador	6.375%	1/18/27	150	134
	Republic of El Salvador	6.375%	1/18/27	1,162	1,031
	Republic of El Salvador	8.625%	2/28/29	1,000	988
	Republic of El Salvador	8.250%	4/10/32	1,032	976
	Republic of El Salvador	7.650%	6/15/35	1,840	1,639
	Republic of El Salvador	7.625%	2/1/41	1,218	1,068
2	Republic of El Salvador	7.125%	1/20/50	200	165
1,2	Republic of El Salvador	7.125%	1/20/50	1,600	1,326
1,2	Republic of El Salvador	9.500%	7/15/52	1,750	1,776
Total El Salvador (Cost $13,086)					11,820
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	1,750	1,723
Total Ethiopia (Cost $1,760)					1,723
Gabon (0.2%)
Sovereign Bonds (0.2%)
2	Gabonese Republic	6.375%	12/12/24	1,586	1,552

	Gabonese Republic	6.950%	6/16/25	1,050	1,027
1,2	Gabonese Republic	6.625%	2/6/31	1,700	1,611
Total Gabon (Cost $4,315)					4,190
Ghana (0.8%)
Sovereign Bonds (0.8%)
2	Republic of Ghana	8.125%	1/18/26	1,570	1,576
1,2	Republic of Ghana	6.375%	2/11/27	2,500	2,309
2	Republic of Ghana	7.875%	3/26/27	730	709
2	Republic of Ghana	7.625%	5/16/29	2,300	2,129
2	Republic of Ghana	10.750%	10/14/30	1,400	1,675
2	Republic of Ghana	8.125%	3/26/32	2,700	2,518
1,2	Republic of Ghana	7.875%	2/11/35	2,100	1,858
1,2	Republic of Ghana	8.627%	6/16/49	1,000	884
2	Republic of Ghana	8.627%	6/16/49	800	707
2	Republic of Ghana	8.950%	3/26/51	1,700	1,535
1,2	Republic of Ghana	8.750%	3/11/61	1,100	968
Total Ghana (Cost $18,127)					16,868
Guatemala (0.5%)
Sovereign Bonds (0.5%)
	Republic of Guatemala	5.750%	6/6/22	1,453	1,534
	Republic of Guatemala	4.500%	5/3/26	1,500	1,603
	Republic of Guatemala	4.375%	6/5/27	1,200	1,280
	Republic of Guatemala	4.875%	2/13/28	600	663
1,2	Republic of Guatemala	4.900%	6/1/30	400	442
2	Republic of Guatemala	5.375%	4/24/32	200	227
1,2	Republic of Guatemala	5.375%	4/24/32	800	901
2	Republic of Guatemala	6.125%	6/1/50	2,700	3,260
Total Guatemala (Cost $9,025)					9,910
Honduras (0.2%)
Sovereign Bonds (0.2%)
2	Republic of Honduras	7.500%	3/15/24	800	872
	Republic of Honduras	6.250%	1/19/27	1,270	1,371
1	Republic of Honduras	5.625%	6/24/30	1,150	1,210
Total Honduras (Cost $3,342)					3,453
Hungary (0.7%)
Sovereign Bonds (0.7%)
	Republic of Hungary	6.375%	3/29/21	5	5
	Republic of Hungary	5.375%	2/21/23	2,990	3,307
	Republic of Hungary	5.750%	11/22/23	3,254	3,738
	Republic of Hungary	5.375%	3/25/24	3,543	4,071
	Republic of Hungary	7.625%	3/29/41	2,220	3,886
Total Hungary (Cost $13,865)					15,007
Indonesia (7.2%)
Sovereign Bonds (7.2%)
	Pertamina Persero PT	4.875%	5/3/22	750	798
	Pertamina Persero PT	4.300%	5/20/23	1,500	1,605
1	Pertamina Persero PT	4.300%	5/20/23	430	460
1	Pertamina Persero PT	5.625%	5/20/43	200	250
	Pertamina Persero PT	6.450%	5/30/44	2,100	2,914
	Pertamina Persero PT	6.500%	11/7/48	400	565
	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,417	1,541
1	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,250	1,359
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	2,100	2,174

	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	378	393
1	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	800	845
4	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	2,200	2,324
4	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	850	923
1	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	400	443
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	2,900	3,208
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	3,169	3,549
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	3,585	4,082
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	4,250	4,749
1	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	900	1,031
4	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	2,182	2,498
1,4	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	1,000	1,156
4	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	600	694
	Republic of Indonesia	3.700%	1/8/22	1,700	1,763
	Republic of Indonesia	3.750%	4/25/22	3,750	3,908
	Republic of Indonesia	3.375%	4/15/23	4,400	4,626
	Republic of Indonesia	5.375%	10/17/23	1,859	2,090
	Republic of Indonesia	5.875%	1/15/24	3,750	4,310
	Republic of Indonesia	4.450%	2/11/24	1,200	1,324
	Republic of Indonesia	4.125%	1/15/25	4,180	4,652
	Republic of Indonesia	4.750%	1/8/26	4,450	5,141
	Republic of Indonesia	4.350%	1/8/27	2,600	2,978
	Republic of Indonesia	3.850%	7/18/27	2,250	2,518
	Republic of Indonesia	3.500%	1/11/28	1,936	2,132
	Republic of Indonesia	4.100%	4/24/28	1,958	2,237
	Republic of Indonesia	4.750%	2/11/29	2,200	2,643
	Republic of Indonesia	3.400%	9/18/29	1,600	1,762
	Republic of Indonesia	2.850%	2/14/30	2,950	3,116
	Republic of Indonesia	3.850%	10/15/30	3,500	4,029
	Republic of Indonesia	8.500%	10/12/35	2,790	4,559
	Republic of Indonesia	6.625%	2/17/37	2,887	4,142
	Republic of Indonesia	7.750%	1/17/38	3,488	5,522
	Republic of Indonesia	5.250%	1/17/42	3,950	5,174
	Republic of Indonesia	4.625%	4/15/43	2,625	3,223
	Republic of Indonesia	6.750%	1/15/44	3,230	4,987
	Republic of Indonesia	5.125%	1/15/45	3,519	4,614
	Republic of Indonesia	5.950%	1/8/46	1,160	1,676
	Republic of Indonesia	5.250%	1/8/47	3,200	4,297
	Republic of Indonesia	4.750%	7/18/47	1,850	2,341
	Republic of Indonesia	4.350%	1/11/48	3,050	3,672
	Republic of Indonesia	5.350%	2/11/49	1,900	2,598
	Republic of Indonesia	3.700%	10/30/49	1,850	2,042
	Republic of Indonesia	3.500%	2/14/50	1,400	1,507
	Republic of Indonesia	4.200%	10/15/50	2,800	3,346
	Republic of Indonesia	4.450%	4/15/70	3,600	4,486
Total Indonesia (Cost $129,797)					144,976
Iraq (0.3%)
Sovereign Bonds (0.3%)
1	Republic of Iraq	6.752%	3/9/23	200	190
	Republic of Iraq	6.752%	3/9/23	1,550	1,474
2	Republic of Iraq	5.800%	1/15/28	4,402	4,061
Total Iraq (Cost $5,947)					5,725
Jamaica (0.5%)
Sovereign Bonds (0.5%)
	Jamaica	6.750%	4/28/28	2,750	3,186

2	Jamaica	8.000%	3/15/39	2,048	2,678
	Jamaica	7.875%	7/28/45	3,250	4,221
Total Jamaica (Cost $9,518)					10,085
Jordan (0.4%)
Sovereign Bonds (0.4%)
1	Hashemite Kingdom of Jordan	4.950%	7/7/25	900	899
	Hashemite Kingdom of Jordan	6.125%	1/29/26	1,800	1,871
	Hashemite Kingdom of Jordan	5.750%	1/31/27	1,814	1,841
1	Hashemite Kingdom of Jordan	5.850%	7/7/30	2,200	2,200
	Hashemite Kingdom of Jordan	7.375%	10/10/47	1,850	1,931
Total Jordan (Cost $8,568)					8,742
Kazakhstan (0.9%)
Sovereign Bonds (0.9%)
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,200	1,495
1	KazMunayGas National Co. JSC	6.375%	10/24/48	900	1,201
	KazMunayGas National Co. JSC	6.375%	10/24/48	800	1,072
	Republic of Kazakhstan	3.875%	10/14/24	2,670	2,924
	Republic of Kazakhstan	5.125%	7/21/25	4,550	5,313
	Republic of Kazakhstan	4.875%	10/14/44	1,700	2,256
	Republic of Kazakhstan	6.500%	7/21/45	2,630	4,103
Total Kazakhstan (Cost $16,030)					18,364
Kenya (0.5%)
Sovereign Bonds (0.5%)
	Republic of Kenya	6.875%	6/24/24	3,775	3,821
2	Republic of Kenya	7.000%	5/22/27	1,425	1,400
	Republic of Kenya	7.250%	2/28/28	1,800	1,776
2	Republic of Kenya	8.000%	5/22/32	2,000	1,971
	Republic of Kenya	8.250%	2/28/48	1,825	1,780
Total Kenya (Cost $10,893)					10,748
Kuwait (0.8%)
Sovereign Bonds (0.8%)
	State of Kuwait	2.750%	3/20/22	5,775	5,963
	State of Kuwait	3.500%	3/20/27	8,200	9,285
Total Kuwait (Cost $14,257)					15,248
Lebanon (0.2%)
Sovereign Bonds (0.2%)
5	Republic of Lebanon	6.100%	10/4/22	3,339	598
5	Republic of Lebanon	6.000%	1/27/23	1,810	296
5	Republic of Lebanon	6.650%	4/22/24	1,791	295
5	Republic of Lebanon	6.200%	2/26/25	1,760	282
5	Republic of Lebanon	6.250%	6/12/25	400	63
5	Republic of Lebanon	6.600%	11/27/26	3,505	564
5	Republic of Lebanon	6.850%	3/23/27	2,750	447
5	Republic of Lebanon	6.750%	11/29/27	2,411	389
5	Republic of Lebanon	6.650%	11/3/28	2,040	328
5	Republic of Lebanon	6.850%	5/25/29	600	95
5	Republic of Lebanon	6.650%	2/26/30	3,225	521
5	Republic of Lebanon	7.000%	3/23/32	2,450	396
5	Republic of Lebanon	7.050%	11/2/35	500	83
5	Republic of Lebanon	7.250%	3/23/37	1,905	327

Total Lebanon (Cost $24,105)					4,684
Malaysia (1.4%)
Sovereign Bonds (1.4%)
	1MDB Global Investments Ltd.	4.400%	3/9/23	4,700	4,653
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,100	2,265
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	775	1,024
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	2,000	2,200
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	700	907
	Petronas Capital Ltd.	3.500%	3/18/25	2,600	2,850
1	Petronas Capital Ltd.	3.500%	4/21/30	3,300	3,768
	Petronas Capital Ltd.	3.500%	4/21/30	800	916
	Petronas Capital Ltd.	4.500%	3/18/45	2,800	3,743
1	Petronas Capital Ltd.	4.550%	4/21/50	4,800	6,635
Total Malaysia (Cost $25,726)					28,961
Mexico (9.4%)
Sovereign Bonds (9.4%)
1	Mexico City Airport Trust	5.500%	7/31/47	190	160
	Mexico City Airport Trust	5.500%	7/31/47	3,554	2,985
	Petroleos Mexicanos	6.875%	8/4/26	5,557	5,511
1	Petroleos Mexicanos	6.490%	1/23/27	3,816	3,645
	Petroleos Mexicanos	6.500%	3/13/27	9,837	9,372
	Petroleos Mexicanos	5.350%	2/12/28	4,350	3,814
	Petroleos Mexicanos	6.500%	1/23/29	3,575	3,307
1	Petroleos Mexicanos	6.840%	1/23/30	7,834	7,305
1	Petroleos Mexicanos	5.950%	1/28/31	7,000	5,972
	Petroleos Mexicanos	6.625%	6/15/35	4,694	3,991
	Petroleos Mexicanos	6.500%	6/2/41	2,860	2,315
	Petroleos Mexicanos	6.375%	1/23/45	2,910	2,312
	Petroleos Mexicanos	6.750%	9/21/47	10,479	8,512
	Petroleos Mexicanos	6.350%	2/12/48	5,180	4,088
1	Petroleos Mexicanos	7.690%	1/23/50	14,415	12,629
1	Petroleos Mexicanos	6.950%	1/28/60	6,912	5,725
	United Mexican States	3.625%	3/15/22	3,073	3,214
	United Mexican States	8.000%	9/24/22	1,200	1,358
	United Mexican States	4.000%	10/2/23	5,226	5,618
	United Mexican States	3.600%	1/30/25	3,499	3,752
2	United Mexican States	3.900%	4/27/25	1,700	1,841
	United Mexican States	4.125%	1/21/26	3,862	4,255
	United Mexican States	4.150%	3/28/27	5,060	5,564
	United Mexican States	3.750%	1/11/28	4,105	4,394
	United Mexican States	4.500%	4/22/29	6,361	7,122
2	United Mexican States	3.250%	4/16/30	5,525	5,657
	United Mexican States	8.300%	8/15/31	1,500	2,199
2	United Mexican States	4.750%	4/27/32	4,775	5,419
	United Mexican States	7.500%	4/8/33	1,010	1,433
	United Mexican States	6.750%	9/27/34	2,976	4,096
	United Mexican States	6.050%	1/11/40	5,569	7,219
	United Mexican States	4.750%	3/8/44	7,120	8,106
	United Mexican States	5.550%	1/21/45	5,104	6,422
	United Mexican States	4.600%	1/23/46	5,381	5,987
	United Mexican States	4.350%	1/15/47	3,326	3,602
	United Mexican States	4.600%	2/10/48	4,373	4,871
2	United Mexican States	4.500%	1/31/50	5,400	6,010
2	United Mexican States	5.000%	4/27/51	4,475	5,182
	United Mexican States	5.750%	10/12/10	4,762	5,720

Total Mexico (Cost $193,048)					190,684
Mongolia (0.2%)
Sovereign Bonds (0.2%)
	Mongolia	5.125%	12/5/22	2,850	2,861
1	Mongolia	5.625%	5/1/23	200	203
	Mongolia	8.750%	3/9/24	1,200	1,322
Total Mongolia (Cost $4,311)					4,386
Morocco (0.2%)
Sovereign Bonds (0.2%)
	Kingdom of Morocco	4.250%	12/11/22	2,600	2,728
	Kingdom of Morocco	5.500%	12/11/42	1,340	1,695
Total Morocco (Cost $4,094)					4,423
Mozambique (0.1%)
Sovereign Bonds (0.1%)
2	Republic of Mozambique	5.000%	9/15/31	1,500	1,273
Total Mozambique (Cost $1,423)					1,273
Namibia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Namibia	5.500%	11/3/21	900	899
	Republic of Namibia	5.250%	10/29/25	1,150	1,150
Total Namibia (Cost $2,061)					2,049
Nigeria (0.9%)
Sovereign Bonds (0.9%)
	Federal Republic of Nigeria	6.375%	7/12/23	800	821
1	Federal Republic of Nigeria	7.625%	11/21/25	400	412
	Federal Republic of Nigeria	7.625%	11/21/25	1,550	1,594
	Federal Republic of Nigeria	6.500%	11/28/27	2,600	2,467
1	Federal Republic of Nigeria	8.747%	1/21/31	1,100	1,129
	Federal Republic of Nigeria	7.875%	2/16/32	2,850	2,744
1	Federal Republic of Nigeria	7.875%	2/16/32	700	674
	Federal Republic of Nigeria	7.696%	2/23/38	600	557
1	Federal Republic of Nigeria	7.696%	2/23/38	1,700	1,581
	Federal Republic of Nigeria	7.625%	11/28/47	2,300	2,099
	Federal Republic of Nigeria	9.248%	1/21/49	1,500	1,543
	Federal Republic of Nigeria	7.143%	2/23/30	2,200	2,103
Total Nigeria (Cost $18,452)					17,724
Oman (1.7%)
Sovereign Bonds (1.7%)
	Oman Sovereign Sukuk SAOC	4.397%	6/1/24	3,900	3,853
1	Oman Sovereign Sukuk SAOC	5.932%	10/31/25	700	730
	Oman Sovereign Sukuk SAOC	5.932%	10/31/25	1,900	1,979
	Sultanate of Oman	3.875%	3/8/22	1,750	1,730
1	Sultanate of Oman	4.125%	1/17/23	950	931
	Sultanate of Oman	4.125%	1/17/23	1,400	1,373
1	Sultanate of Oman	4.875%	2/1/25	450	433
	Sultanate of Oman	4.750%	6/15/26	4,775	4,449
	Sultanate of Oman	5.375%	3/8/27	4,025	3,808
	Sultanate of Oman	5.625%	1/17/28	4,350	4,117
1	Sultanate of Oman	5.625%	1/17/28	800	758
1	Sultanate of Oman	6.000%	8/1/29	3,800	3,605
	Sultanate of Oman	6.500%	3/8/47	3,315	2,930
	Sultanate of Oman	6.750%	1/17/48	3,200	2,833

1	Sultanate of Oman	6.750%	1/17/48	1,450	1,287

Total Oman (Cost $36,099)					34,816
Pakistan (0.4%)
Sovereign Bonds (0.4%)
	Islamic Republic of Pakistan	8.250%	4/15/24	2,150	2,257
	Islamic Republic of Pakistan	8.250%	9/30/25	900	947
	Islamic Republic of Pakistan	6.875%	12/5/27	1,850	1,821
1	Islamic Republic of Pakistan	6.875%	12/5/27	750	737
	Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	1,700	1,695
	Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	1,600	1,582
Total Pakistan (Cost $9,145)					9,039
Panama (2.1%)
Sovereign Bonds (2.1%)
2	Republic of Panama	4.000%	9/22/24	2,300	2,539
2	Republic of Panama	3.750%	3/16/25	2,209	2,424
	Republic of Panama	7.125%	1/29/26	1,825	2,327
	Republic of Panama	8.875%	9/30/27	1,885	2,705
2	Republic of Panama	3.875%	3/17/28	2,433	2,813
	Republic of Panama	9.375%	4/1/29	1,550	2,414
2	Republic of Panama	3.160%	1/23/30	2,500	2,784
2	Republic of Panama	6.700%	1/26/36	3,545	5,353
2	Republic of Panama	4.500%	5/15/47	2,200	2,882
2	Republic of Panama	4.500%	4/16/50	3,200	4,184
2	Republic of Panama	4.300%	4/29/53	2,650	3,422
2	Republic of Panama	4.500%	4/1/56	4,700	6,345
2	Republic of Panama	3.870%	7/23/60	1,500	1,849
Total Panama (Cost $36,322)					42,041
Papua New Guinea (0.0%)
Sovereign Bonds (0.0%)
1	Papua New Guinea	8.375%	10/4/28	300	295
	Papua New Guinea	8.375%	10/4/28	500	488
Total Papua New Guinea (Cost $828)					783

Paraguay (0.6%)
Sovereign Bonds (0.6%)
	Republic of Paraguay	4.625%	1/25/23	1,472	1,573
	Republic of Paraguay	5.000%	4/15/26	985	1,132
	Republic of Paraguay	4.700%	3/27/27	900	1,022
1,2	Republic of Paraguay	4.950%	4/28/31	1,600	1,816
2	Republic of Paraguay	4.950%	4/28/31	400	469
	Republic of Paraguay	6.100%	8/11/44	1,700	2,240
	Republic of Paraguay	5.600%	3/13/48	1,250	1,578
1,2	Republic of Paraguay	5.400%	3/30/50	1,300	1,617
2	Republic of Paraguay	5.400%	3/30/50	200	250
Total Paraguay (Cost $10,445)					11,697
Peru (1.5%)
Sovereign Bonds (1.5%)
	Republic of Peru	7.350%	7/21/25	2,759	3,576
2	Republic of Peru	2.392%	1/23/26	1,925	2,015
	Republic of Peru	4.125%	8/25/27	2,047	2,419
	Republic of Peru	2.844%	6/20/30	1,450	1,626
2	Republic of Peru	2.783%	1/23/31	2,890	3,106
	Republic of Peru	8.750%	11/21/33	3,586	6,246
2	Republic of Peru	6.550%	3/14/37	2,246	3,581

	Republic of Peru	5.625%	11/18/50	4,667	7,946
Total Peru (Cost $26,148)					30,515
Philippines (2.8%)
Sovereign Bonds (2.8%)
	Republic of the Philippines	4.200%	1/21/24	2,714	2,999
2	Republic of the Philippines	7.500%	9/25/24	1,150	1,378
	Republic of the Philippines	10.625%	3/16/25	2,459	3,519
	Republic of the Philippines	5.500%	3/30/26	1,650	2,042
	Republic of the Philippines	3.000%	2/1/28	3,900	4,366
	Republic of the Philippines	3.750%	1/14/29	3,000	3,557
	Republic of the Philippines	9.500%	2/2/30	3,673	6,166
	Republic of the Philippines	2.457%	5/5/30	700	766
	Republic of the Philippines	7.750%	1/14/31	3,154	4,916
	Republic of the Philippines	6.375%	1/15/32	2,050	2,965
	Republic of the Philippines	6.375%	10/23/34	3,035	4,594
	Republic of the Philippines	5.000%	1/13/37	2,480	3,373
	Republic of the Philippines	3.950%	1/20/40	3,550	4,395
	Republic of the Philippines	3.700%	3/1/41	3,750	4,528
	Republic of the Philippines	3.700%	2/2/42	3,720	4,549
	Republic of the Philippines	2.950%	5/5/45	2,400	2,688
Total Philippines (Cost $50,671)					56,801
Poland (0.8%)
Sovereign Bonds (0.8%)
	Republic of Poland	5.000%	3/23/22	4,669	5,020
6	Republic of Poland	3.000%	3/17/23	3,953	4,200
	Republic of Poland	4.000%	1/22/24	3,383	3,772
	Republic of Poland	3.250%	4/6/26	3,360	3,798
Total Poland (Cost $15,816)					16,790
Qatar (5.3%)
Sovereign Bonds (5.3%)
	SoQ Sukuk A QSC	3.241%	1/18/23	3,435	3,623
1	State of Qatar	4.500%	1/20/22	3,200	3,368
1	State of Qatar	3.875%	4/23/23	100	108
	State of Qatar	3.875%	4/23/23	5,375	5,798
	State of Qatar	3.375%	3/14/24	3,500	3,794
1	State of Qatar	3.400%	4/16/25	2,900	3,202
	State of Qatar	3.400%	4/16/25	1,200	1,325
	State of Qatar	3.250%	6/2/26	6,750	7,494
1	State of Qatar	4.500%	4/23/28	5,100	6,170
	State of Qatar	4.500%	4/23/28	200	242
	State of Qatar	4.000%	3/14/29	7,100	8,409
1	State of Qatar	3.750%	4/16/30	2,100	2,471
	State of Qatar	3.750%	4/16/30	3,150	3,707
	State of Qatar	9.750%	6/15/30	925	1,590
1	State of Qatar	9.750%	6/15/30	1,250	2,141
	State of Qatar	6.400%	1/20/40	728	1,165
1	State of Qatar	6.400%	1/20/40	925	1,482
1	State of Qatar	5.750%	1/20/42	516	790
	State of Qatar	5.750%	1/20/42	1,200	1,836
	State of Qatar	4.625%	6/2/46	3,650	5,009
	State of Qatar	5.103%	4/23/48	10,900	16,029
	State of Qatar	4.817%	3/14/49	10,800	15,414
1	State of Qatar	4.400%	4/16/50	8,900	12,108

Total Qatar (Cost $92,162)					107,275
Romania (1.0%)
Sovereign Bonds (1.0%)
	Republic of Romania	6.750%	2/7/22	3,532	3,815
	Republic of Romania	4.375%	8/22/23	2,604	2,802
	Republic of Romania	4.875%	1/22/24	1,880	2,077
1	Republic of Romania	3.000%	2/14/31	2,300	2,340
	Republic of Romania	6.125%	1/22/44	1,670	2,282
1	Republic of Romania	5.125%	6/15/48	200	248
	Republic of Romania	5.125%	6/15/48	2,000	2,474
1	Republic of Romania	4.000%	2/14/51	3,500	3,677
Total Romania (Cost $18,713)					19,715
Russia (4.8%)
Sovereign Bonds (4.8%)
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	2,750	2,869
1	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	222
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	2,100	2,336
1	Gazprom PJSC Via Gaz Finance plc	3.250%	2/25/30	3,600	3,625
	Rosneft Oil Co. Via Rosneft International
	Finance DAC	4.199%	3/6/22	3,727	3,844
	Russian Federation	4.500%	4/4/22	3,800	4,012
1	Russian Federation	4.875%	9/16/23	250	278
	Russian Federation	4.875%	9/16/23	5,200	5,771
	Russian Federation	4.750%	5/27/26	5,600	6,461
	Russian Federation	4.250%	6/23/27	4,400	4,957
	Russian Federation	12.750%	6/24/28	4,585	7,924
	Russian Federation	4.375%	3/21/29	6,200	7,105
2	Russian Federation	7.500%	3/31/30	3,692	4,259
	Russian Federation	5.100%	3/28/35	7,400	9,248
	Russian Federation	5.625%	4/4/42	5,000	6,831
	Russian Federation	5.875%	9/16/43	2,600	3,686
1	Russian Federation	5.250%	6/23/47	1,600	2,182
	Russian Federation	5.250%	6/23/47	11,000	14,999
	Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	2,300	2,441
	Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	3,524	3,705
Total Russia (Cost $86,319)					96,755
Saudi Arabia (8.9%)
Sovereign Bonds (8.9%)
1	Kingdom of Saudi Arabia	2.375%	10/26/21	2,600	2,645
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,392	6,507
	Kingdom of Saudi Arabia	2.875%	3/4/23	5,410	5,666
1	Kingdom of Saudi Arabia	4.000%	4/17/25	3,000	3,352
	Kingdom of Saudi Arabia	4.000%	4/17/25	4,865	5,442
	Kingdom of Saudi Arabia	2.900%	10/22/25	1,400	1,499
1	Kingdom of Saudi Arabia	2.900%	10/22/25	3,900	4,179
	Kingdom of Saudi Arabia	3.250%	10/26/26	6,000	6,576
1	Kingdom of Saudi Arabia	3.250%	10/26/26	4,395	4,823
	Kingdom of Saudi Arabia	2.500%	2/3/27	350	368
1	Kingdom of Saudi Arabia	3.625%	3/4/28	2,000	2,245
	Kingdom of Saudi Arabia	3.625%	3/4/28	7,150	8,022
1	Kingdom of Saudi Arabia	4.375%	4/16/29	2,600	3,094
	Kingdom of Saudi Arabia	4.375%	4/16/29	5,020	5,971
1	Kingdom of Saudi Arabia	4.500%	4/17/30	1,750	2,122
	Kingdom of Saudi Arabia	4.500%	4/17/30	3,750	4,549

	Kingdom of Saudi Arabia	3.250%	10/22/30	900	995
1	Kingdom of Saudi Arabia	2.750%	2/3/32	1,800	1,917
	Kingdom of Saudi Arabia	4.500%	10/26/46	12,745	16,147
	Kingdom of Saudi Arabia	4.625%	10/4/47	7,730	9,964
	Kingdom of Saudi Arabia	5.000%	4/17/49	6,325	8,663
1	Kingdom of Saudi Arabia	5.250%	1/16/50	2,100	2,979
	Kingdom of Saudi Arabia	5.250%	1/16/50	3,950	5,606
1	Kingdom of Saudi Arabia	3.750%	1/21/55	4,900	5,641
	Kingdom of Saudi Arabia	3.750%	1/21/55	400	461
1	Kingdom of Saudi Arabia	4.500%	4/22/60	3,800	4,988
	Kingdom of Saudi Arabia	4.500%	4/22/60	900	1,180
1	KSA Sukuk Ltd.	2.894%	4/20/22	2,500	2,582
	KSA Sukuk Ltd.	2.894%	4/20/22	5,850	6,039
7	KSA Sukuk Ltd.	3.628%	4/20/27	9,300	10,387
1	KSA Sukuk Ltd.	4.303%	1/19/29	1,900	2,250
	KSA Sukuk Ltd.	4.303%	1/19/29	2,050	2,427
1	KSA Sukuk Ltd.	2.969%	10/29/29	3,500	3,769
	KSA Sukuk Ltd.	2.969%	10/29/29	650	700
1	Saudi Arabian Oil Co.	2.875%	4/16/24	1,000	1,053
	Saudi Arabian Oil Co.	2.875%	4/16/24	2,500	2,646
1	Saudi Arabian Oil Co.	3.500%	4/16/29	4,600	5,124
	Saudi Arabian Oil Co.	3.500%	4/16/29	1,000	1,115
1	Saudi Arabian Oil Co.	4.250%	4/16/39	5,100	6,121
	Saudi Arabian Oil Co.	4.375%	4/16/49	200	250
1	Saudi Arabian Oil Co.	4.375%	4/16/49	5,280	6,580
1	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	250	271
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,350	2,543
Total Saudi Arabia (Cost $158,745)					179,458
Senegal (0.2%)
Sovereign Bonds (0.2%)
	Republic of Senegal	6.250%	7/30/24	800	834
2	Republic of Senegal	6.250%	5/23/33	2,100	2,077
2	Republic of Senegal	6.750%	3/13/48	1,800	1,709
Total Senegal (Cost $4,640)					4,620
Serbia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Serbia	7.250%	9/28/21	2,763	2,939
Total Serbia (Cost $2,874)					2,939
South Africa (1.7%)
Sovereign Bonds (1.7%)
	Republic of South Africa	5.875%	5/30/22	1,421	1,499
	Republic of South Africa	4.665%	1/17/24	2,600	2,675
	Republic of South Africa	5.875%	9/16/25	3,550	3,799
	Republic of South Africa	4.875%	4/14/26	2,900	2,923
	Republic of South Africa	4.850%	9/27/27	2,100	2,082
	Republic of South Africa	4.300%	10/12/28	2,750	2,586
	Republic of South Africa	4.850%	9/30/29	3,750	3,597
	Republic of South Africa	5.875%	6/22/30	2,800	2,881
	Republic of South Africa	6.250%	3/8/41	1,196	1,176
	Republic of South Africa	5.375%	7/24/44	1,900	1,672
	Republic of South Africa	5.000%	10/12/46	1,700	1,415
	Republic of South Africa	5.650%	9/27/47	2,600	2,316
	Republic of South Africa	6.300%	6/22/48	1,700	1,615
	Republic of South Africa	5.750%	9/30/49	4,900	4,351

Total South Africa (Cost $36,069)					34,587
Sri Lanka (0.9%)
Sovereign Bonds (0.9%)
	Democratic Socialist Republic of Sri Lanka	5.750%	1/18/22	950	824
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	1,950	1,649
1	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	900	725
	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	1,050	850
	Democratic Socialist Republic of Sri Lanka	6.850%	3/14/24	2,100	1,670
	Democratic Socialist Republic of Sri Lanka	6.350%	6/28/24	1,100	871
	Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	1,300	990
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	2,750	2,106
	Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	2,050	1,541
	Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	1,850	1,359
	Democratic Socialist Republic of Sri Lanka	6.750%	4/18/28	2,450	1,799
	Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	2,130	1,589
	Democratic Socialist Republic of Sri Lanka	7.550%	3/28/30	2,950	2,171
Total Sri Lanka (Cost $23,143)					18,144
Suriname (0.0%)
Sovereign Bonds (0.0%)
	Republic of Suriname	9.250%	10/26/26	1,100	586
Total Suriname (Cost $1,065)					586
Tajikistan (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Tajikistan	7.125%	9/14/27	775	663
Total Tajikistan (Cost $721)					663
Trinidad & Tobago (0.2%)
Sovereign Bonds (0.2%)
	Republic of Trinidad & Tobago	4.375%	1/16/24	200	205
1	Republic of Trinidad & Tobago	4.375%	1/16/24	400	409
	Republic of Trinidad & Tobago	4.500%	8/4/26	1,800	1,840
1,2	Republic of Trinidad & Tobago	4.500%	6/26/30	1,100	1,082
Total Trinidad & Tobago (Cost $3,515)					3,536
Tunisia (0.1%)
Sovereign Bonds (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	1,650	1,517
Total Tunisia (Cost $1,550)					1,517
Turkey (5.1%)
Sovereign Bonds (5.1%)
	Hazine Mustesarligi Varlik Kiralama AS	5.800%	2/21/22	3,550	3,549
	Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	2,175	2,122
8	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	1,200	1,127
	Republic of Turkey	5.125%	3/25/22	1,825	1,791
	Republic of Turkey	6.250%	9/26/22	3,861	3,831
	Republic of Turkey	3.250%	3/23/23	2,976	2,753
	Republic of Turkey	7.250%	12/23/23	3,750	3,765
	Republic of Turkey	5.750%	3/22/24	4,113	3,943
	Republic of Turkey	6.350%	8/10/24	3,800	3,707
	Republic of Turkey	5.600%	11/14/24	5,500	5,225
	Republic of Turkey	7.375%	2/5/25	5,250	5,321
	Republic of Turkey	4.250%	3/13/25	3,800	3,419
	Republic of Turkey	4.250%	4/14/26	2,650	2,310
	Republic of Turkey	4.875%	10/9/26	5,600	4,982

	Republic of Turkey	6.000%	3/25/27	5,812	5,450
	Republic of Turkey	5.125%	2/17/28	3,600	3,178
	Republic of Turkey	6.125%	10/24/28	3,800	3,528
	Republic of Turkey	7.625%	4/26/29	4,975	5,032
	Republic of Turkey	11.875%	1/15/30	2,805	3,623
	Republic of Turkey	5.250%	3/13/30	3,350	2,879
	Republic of Turkey	8.000%	2/14/34	2,905	2,995
	Republic of Turkey	6.875%	3/17/36	4,854	4,475
	Republic of Turkey	7.250%	3/5/38	1,850	1,775
	Republic of Turkey	6.750%	5/30/40	3,540	3,174
	Republic of Turkey	6.000%	1/14/41	5,407	4,495
	Republic of Turkey	4.875%	4/16/43	5,219	3,930
	Republic of Turkey	6.625%	2/17/45	4,750	4,125
	Republic of Turkey	5.750%	5/11/47	6,750	5,324
1	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	600	565
Total Turkey (Cost $108,996)					102,393
Ukraine (1.5%)
Sovereign Bonds (1.5%)
	Ukraine	7.750%	9/1/21	1,990	2,052
	Ukraine	7.750%	9/1/22	1,800	1,874
	Ukraine	7.750%	9/1/23	2,625	2,730
	Ukraine	8.994%	2/1/24	1,350	1,451
	Ukraine	7.750%	9/1/24	2,510	2,600
	Ukraine	7.750%	9/1/25	1,900	1,960
	Ukraine	7.750%	9/1/26	2,750	2,816
	Ukraine	7.750%	9/1/27	2,350	2,416
1	Ukraine	9.750%	11/1/28	450	502
	Ukraine	9.750%	11/1/28	2,350	2,622
2	Ukraine	7.375%	9/25/32	3,750	3,678
1,2	Ukraine	7.375%	9/25/32	1,600	1,570
1	Ukraine	7.253%	3/15/33	3,500	3,408
Total Ukraine (Cost $28,888)					29,679
United Arab Emirates (5.0%)
Sovereign Bonds (5.0%)
2	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	2,125	2,662
1,2	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	2,050	2,578
1	DP World plc	6.850%	7/2/37	2,890	3,831
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	1,000	1,085
	Emirate of Abu Dhabi	2.500%	10/11/22	5,250	5,460
1	Emirate of Abu Dhabi	2.125%	9/30/24	4,500	4,710
	Emirate of Abu Dhabi	2.125%	9/30/24	450	471
	Emirate of Abu Dhabi	2.500%	4/16/25	6,000	6,389
1	Emirate of Abu Dhabi	2.500%	4/16/25	600	639
1	Emirate of Abu Dhabi	3.125%	5/3/26	450	499
	Emirate of Abu Dhabi	3.125%	5/3/26	4,507	5,000
	Emirate of Abu Dhabi	3.125%	10/11/27	6,250	6,999
1	Emirate of Abu Dhabi	3.125%	10/11/27	1,100	1,232
1	Emirate of Abu Dhabi	2.500%	9/30/29	3,990	4,312
	Emirate of Abu Dhabi	2.500%	9/30/29	1,600	1,728
	Emirate of Abu Dhabi	3.125%	4/16/30	700	789
1	Emirate of Abu Dhabi	3.125%	4/16/30	3,750	4,226
	Emirate of Abu Dhabi	4.125%	10/11/47	4,650	6,075
1	Emirate of Abu Dhabi	4.125%	10/11/47	600	786
	Emirate of Abu Dhabi	3.125%	9/30/49	7,100	7,952
	Emirate of Abu Dhabi	3.875%	4/16/50	2,700	3,422

1	Emirate of Abu Dhabi	3.875%	4/16/50	4,650	5,904
Emirate of Abu Dubai	3.875%	1/30/23	1,400	1,471
Emirate of Abu Dubai	5.250%	1/30/43	1,000	1,155
1	Emirate of Sharjah United Arab Emirates	4.000%	7/28/50	1,750	1,825
1	MDC - GMTN BV	5.500%	3/1/22	2,510	2,692
1	MDGH - GMTN BV	3.700%	11/7/49	2,600	3,043
MDGH - GMTN BV	3.950%	5/21/50	3,700	4,509
RAK Capital	3.094%	3/31/25	1,600	1,674
Sharjah Sukuk Program Ltd.	3.764%	9/17/24	800	860
Sharjah Sukuk Program Ltd.	3.854%	4/3/26	2,000	2,177
Sharjah Sukuk Program Ltd.	2.942%	6/10/27	1,500	1,551
Sharjah Sukuk Program Ltd.	4.226%	3/14/28	2,300	2,568
Sharjah Sukuk Program Ltd.	3.234%	10/23/29	1,300	1,360
Total United Arab Emirates (Cost $92,963)	101,634
Uruguay (1.6%)
Sovereign Bonds (1.6%)
2 Oriental Republic of Uruguay	4.500%	8/14/24	1,789	1,976
2 Oriental Republic of Uruguay	4.375%	10/27/27	2,784	3,282
2 Oriental Republic of Uruguay	4.375%	1/23/31	3,263	3,993
Oriental Republic of Uruguay	7.875%	1/15/33	1,496	2,364
2 Oriental Republic of Uruguay	7.625%	3/21/36	1,765	2,806
2 Oriental Republic of Uruguay	4.125%	11/20/45	1,405	1,735
2 Oriental Republic of Uruguay	5.100%	6/18/50	6,925	9,678
2 Oriental Republic of Uruguay	4.975%	4/20/55	4,705	6,528
Total Uruguay (Cost $26,440)	32,362
Uzbekistan (0.1%)
Sovereign Bonds (0.1%)
Republic of Uzbekistan	4.750%	2/20/24	800	849
Republic of Uzbekistan	5.375%	2/20/29	975	1,102
Total Uzbekistan (Cost $1,802)	1,951
Vietnam (0.1%)
Sovereign Bonds (0.1%)
Socialist Republic of Vietnam	4.800%	11/19/24	1,800	1,994
Total Vietnam (Cost $1,844)	1,994
Zambia (0.1%)
Sovereign Bonds (0.1%)
Republic of Zambia	5.375%	9/20/22	1,150	636
Republic of Zambia	8.500%	4/14/24	1,800	1,000
Republic of Zambia	8.970%	7/30/27	2,325	1,310
Total Zambia (Cost $4,456)	2,946
Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
9 Vanguard Market Liquidity Fund	0.190%	114,761	11,476
Total Temporary Cash Investments (Cost $11,476)	11,476
Total Investments (99.2%) (Cost $1,966,955)	2,010,433
Other Assets and Liabilities—Net (0.8%)	16,138
Net Assets (100%)	2,026,571

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggreg ate value of these securities was $299,728,000, representing 14.8% of net assets.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Guaranteed by the Republic of Azerbaijan.
4 Guaranteed by the Republic of Indonesia.
5 Non-income-producing security—security in default.
6 Securities with a value of $531,000 have been segregated as initial margin for open futures contracts.
7 Guaranteed by the Kingdom of Saudi Arabia.
8 Guaranteed by the Republic of Turkey.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2020	35	5,574	1
2-Year U.S. Treasury Note	September 2020	23	5,083	5
30-Year U.S. Treasury Bond	September 2020	9	1,641	54
Ultra Long U.S. Treasury Bond	September 2020	2	455	—
				60
Short Futures Contracts
10-Year U.S. Treasury Note	September 2020	(28)	(3,922)	(37)
5-Year U.S. Treasury Note	September 2020	(46)	(5,802)	(30)
				(67)
				(7)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

Emerging Markets Government Bond Index Fund

values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Sovereign Bonds	—	1,998,957	—	1,998,957
Temporary Cash Investments	11,476	—	—	11,476
Total	11,476	1,998,957	—	2,010,433
Derivative Financial Instruments
Assets
Futures Contracts[1]	12	—	—	12
Liabilities
Futures Contracts[1]	32	—	—	32
1 Represents variation margin on the last day of the reporting period.